Operating revenue (Tables)	12 Months Ended
Dec. 31, 2023
Notes and other explanatory information [abstract]
Schedule of reconciliation from gross operating income to net operating income

	2023	2022	2021

Revenue from sanitation services (i)	21,513,442	18,629,959	16,304,206
Construction revenue	5,600,332	4,863,752	4,376,739
Sales tax	(1,457,125)	(1,363,628)	(1,121,905)
Regulatory, Control and Oversight Fee (TRCF)	(84,593)	(74,363)	(67,979)
Net revenue	25,572,056	22,055,720	19,491,061

(i)	Includes the amount of R$ 105,682 corresponding to the TRCF charged from customers from the municipalities regulated by ARSESP (R$ 92,232 in 2022).